ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET
Components of accounts receivable, net are as follows:

	December 31,
	2023	2022
Casino	$242,312	$271,653
Hotel	4,658	1,365
Other	908	218

Sub-total	247,878	273,236
Less: allowances for credit losses (1)	(156,240)	(217,244)

	91,638	55,992
Non-current portion	—	—

Current portion	$91,638	$55,992

(1)
As of

December 31, 2023 and 2022, the allowances for credit losses of $2,377 and $14,966 as a reduction of the long-term casino accounts receivable, are recorded and included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

The Company’s allowances for casino credit losses were 64.4% and 80.0% of gross casino accounts receivable
as of December 31, 2023 and 2022, respectively. The Company’s allowances for credit losses from its hotel and other receivables are not material.
Movement in the allowances for credit losses are as follows:

	Year Ended December 31,
	2023	2022	2021

Balance at beginning of year	$217,244	$268,413	$333,792
(Reversal of) provision for credit losses	(3,869)	(892)	6,426
Write-offs, net of recoveries	(56,805)	(49,608)	(69,712)
Effect of exchange rate	(330)	(669)	(2,093)

Balance at end of year	$156,240	$217,244	$268,413